SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
7.	SUBSEQUENT EVENTS

Events subsequent to March 31, 2017 have been evaluated through the date that these financial statements were issued in order to determine whether any events should be disclosed to keep the financial statements from being misleading. The following events have occurred since March 31, 2017.

On April 1, 2017, the Company entered into a Master Purchase and Option Agreement with Arcadian Telepsychiatry LLC (“Arcadian”), a Pennsylvania based limited liability company and Mr. Robert Plotkin, who, prior to the transaction, was the sole member and owned 100% of the membership interests in Arcadian. The Company made a $100,000 capital contribution to Arcadian and issued 1,000 shares of Common Stock to Mr. Plotkin for a membership interest equal to 10% of the outstanding membership interests, together with any and all rights, privileges and interests in Arcadian resulting from, associated with or arising from the purchased membership interests. The value of the shares of Common Stock issued on the date of the grant on April 1, 2017, was 1,000 shares valued at $5.90 per share for a total of $5,900.

On April 19, 2017, the Company engaged AI& J Media, Inc. for a 3-month long consulting agreement to provide media adverting services. The monthly fee for the services will be $10,000 and 5,000 shares of Common Stock.

On April 24, 2017, Mr. Buck (the Company’s former CFO) and the Company entered into a Confidential Employment Separation and Release Agreement (the "Separation Agreement"). Pursuant to the Separation Agreement, the Company agreed to pay Mr. Buck an aggregate amount of $105,333, which consists of $32,000 in accrued paid time off and $73,333 (less lawful deductions) in accrued pay that was voluntarily deferred by Mr. Buck between February 16, 2015 and July 31, 2015.

11.	SUBSEQUENT EVENTS

Annual Meeting

At the 2016 Annual Meeting of Stockholders of the Company, held on November 1, 2016 (the “2016 Annual Meeting”), the holders of the Company’s common stock voted to elect each of the following directors to serve until the next annual meeting and until their successor is elected and qualified: Robin Smith M.D, John Pappajohn, Robert Follman, Thomas Tierney, Geoffrey Harris and Michal Votruba.

At the 2016 Annual Meeting, the Company’s stockholders also voted to:

A.	approve an amendment to the Company’s 2012 Omnibus Incentive Compensation Plan (the "2012 Plan") to: (i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 75,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1 of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan;

B.	approve the compensation of our named executive officers; and

C.	ratify the selection by the Audit Committee of Anton & Chia, LLP as our independent registered accounting firm for the fiscal year ending September 30, 2016.

Option Grants

On October 2, 2016, the Compensation Committee of the Board granted options to purchase 102,000 shares of the Company’s Common Stock under the 2012 Plan to staff members. These options vest pro-rata over 12 months starting on the date of grant. The grants of options to staff are valued $6.00 per share, which was the closing price on the OTC.QB of the Company’s Common Stock on the date of grant.

Private Placement of Common Stock

On November 30, 2016, the Company sold and issued an aggregate of 160,000 shares of its Common Stock, at a per share price of $6.25, in a private placement to six accredited investors, for which it received gross cash proceeds to the Company of $1,000,000. Three of the six accredited investors were affiliates who represented 50% of the cash proceeds as follows: Dr. Robin Smith, our Chairman of the Board purchased 16,000 shares for $100,000; John Pappajohn, a member of the Board, purchased 32,000 shares for $200,000; and the Tierney Family Trust, of which our Board member, Thomas Tierney is a trustee, purchased 32,000 shares for $200,000.

On December 21, 2016, the Company sold and issued a further 48,000 shares of its Common Stock, at a per share price of $6.25, in a private placement to four accredited investors, for which it received gross cash proceeds to the Company of $300,000.

The private placement was made pursuant to an exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Regulation D thereunder.

The Aspire Capital Equity Line of Credit

On December 6, 2016, the Company, entered into a common stock purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”) which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $10.0 million of shares of the Company’s common stock over the 30-month term of the Purchase Agreement. Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital (the “Registration Rights Agreement”), in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act of 1933, as amended (the “Securities Act”), registering the sale of the shares of the Company’s common stock that have been and may be issued to Aspire Capital under the Purchase Agreement.

Under the Purchase Agreement, after the Securities and Exchange Commission (the “SEC”) has declared effective the registration statement referred to above, on any trading day selected by the Company on which the closing sale price of its Common Stock is equal to or greater than $0.50 per share, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”), directing Aspire Capital (as principal) to purchase up to 50,000 shares of the Company’s common stock per business day, up to $10.0 million of the Company’s common stock in the aggregate at a per share price (the “Purchase Price”) equal to the lesser of:

1)	the lowest sale price of the Company’s common stock on the purchase date; or
2)	the arithmetic average of the three (3) lowest closing sale prices for the Company’s common stock during the twelve (12) consecutive trading days ending on the trading day immediately preceding the purchase date.

In addition, on any date on which the Company submits a Purchase Notice to Aspire Capital in an amount equal to 50,000 shares and the closing sale price of the Company's stock is greater than $0.50 per share, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of shares the Company may determine. The purchase price per share pursuant to such VWAP Purchase Notice is generally 95% of the volume-weighted average price for the Company’s common stock traded on its principal market on the VWAP Purchase Date.

The Purchase Price will be adjusted for any reorganization, recapitalization, non-cash dividend, stock-split, or other similar transaction occurring during the period(s) used to compute the Purchase Price. The Company may deliver multiple Purchase Notices and VWAP Purchase Notices to Aspire Capital from time to time during the term of the Purchase Agreement, so long as the most recent purchase has been completed.

The Purchase Agreement provides that the Company and Aspire Capital shall not effect any sales under the Purchase Agreement on any purchase date where the closing sale price of the Company’s common stock is less than $0.50. There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company will control the timing and amount of sales of the Company’s common stock to Aspire Capital. Aspire Capital has no right to require any sales by the Company, but is obligated to make purchases from the Company as directed by the Company in accordance with the Purchase Agreement. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement. In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, the Company issued to Aspire Capital 80,000 shares of the Company’s common stock (the “Commitment Shares”). The Purchase Agreement may be terminated by the Company at any time, at its discretion, without any cost to the Company. Aspire Capital has agreed that neither it nor any of its agents, representatives and affiliates shall engage in any direct or indirect short-selling or hedging of the Company’s common stock during any time prior to the termination of the Purchase Agreement. Any proceeds from the Company receives under the Purchase Agreement are expected to be used for working capital and general corporate purposes.

The issuance of the Commitment Shares and all other shares of common stock that may be issued from time to time to Aspire Capital under the Purchase Agreement are exempt from registration under the Securities Act, pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of the Securities Act.